Trade and other payables	12 Months Ended
Dec. 31, 2018
Trade And Other Payables [Abstract]
Trade and other payables

21 Trade and other payables

Accounting policy

Deferred income is recognised when either a customer has paid consideration, or RELX has an unconditional right to an amount of consideration, in advance of the goods and services being delivered.

	2018 £m	Restated 2017 £m
Trade payables	187	240
Accruals	711	663
Social security and other taxes	127	114
Other payables	407	371
Deferred income	2,000	1,910
Total	3,432	3,298

Trade and other payables are predominantly non-interest bearing and their carrying amounts approximate to their fair value.